UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                    FORM N-Q
                   Quarterly Schedule of Portfolio Holdings of
                    Registered Management Investment Company

                   Investment Company Act File Number: 811-572



                           American Mutual Fund, Inc.
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (213) 486-9200

                    Date of fiscal year end: October 31, 2005

                   Date of reporting period: January 31, 2005





                                Julie F. Williams
                     Capital Research and Management Company
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:
                            Eric A.S. Richards, Esq.
                              O'Melveny & Myers LLP
                              400 South Hope Street
                          Los Angeles, California 90071
                          (Counsel for the Registrant)

ITEM 1 - Schedule of Investments

[logo - American Funds (r)]

AMERICAN MUTUAL FUND
Investment portfolio

January 31, 2005
                                                                     unaudited

                                                                                                                     Market value
Common stocks -- 84.12%                                                                            Shares                   (000)


ENERGY -- 8.73%
Ashland Inc.                                                                                    1,400,000            $     85,932
ChevronTexaco Corp.                                                                             3,188,900                 173,476
ConocoPhillips                                                                                  1,916,589                 177,840
Devon Energy Corp.                                                                              4,000,000                 162,680
Exxon Mobil Corp.                                                                               3,485,000                 179,826
Halliburton Co.                                                                                 1,200,000                  49,356
Marathon Oil Corp.                                                                              4,400,000                 170,412
Schlumberger Ltd.                                                                                 440,200                  29,951
Sunoco, Inc.                                                                                    1,606,200                 140,527
Unocal Corp.                                                                                    2,580,400                 122,750
                                                                                                                        1,292,750

MATERIALS -- 4.23%
Air Products and Chemicals, Inc.                                                                1,200,000                  70,692
Alcoa Inc.                                                                                      1,100,000                  32,461
Dow Chemical Co.                                                                                1,203,000                  59,789
Georgia-Pacific Corp., Georgia-Pacific Group                                                    1,900,000                  60,990
International Paper Co.                                                                         2,250,000                  88,088
MeadWestvaco Corp.                                                                              4,588,000                 132,547
PPG Industries, Inc.                                                                              750,000                  51,585
Praxair, Inc.                                                                                   1,400,000                  60,410
Sonoco Products Co.                                                                             1,500,000                  38,940
Weyerhaeuser Co.                                                                                  500,000                  31,200
                                                                                                                          626,702

INDUSTRIALS -- 9.22%
Boeing Co.                                                                                        750,000                  37,950
Burlington Northern Santa Fe Corp.                                                                800,000                  38,544
Caterpillar Inc.                                                                                  350,000                  31,185
Emerson Electric Co.                                                                            1,200,000                  80,688
General Dynamics Corp.                                                                            185,000                  19,101
General Electric Co.                                                                            8,150,000                 294,460
Lockheed Martin Corp.                                                                           1,500,000                  86,715
Norfolk Southern Corp.                                                                          5,606,500                 195,779
Northrop Grumman Corp.                                                                          1,450,000                  75,226
Pitney Bowes Inc.                                                                               1,600,000                  71,584
ServiceMaster Co.                                                                               5,600,000                  72,184
Tyco International Ltd.                                                                         4,416,600                 159,616
Union Pacific Corp.                                                                               350,000                  20,860
United Technologies Corp.                                                                       1,450,000                 145,986
Waste Management, Inc.                                                                          1,200,000                  34,800
                                                                                                                        1,364,678

CONSUMER DISCRETIONARY -- 9.05%
Carnival Corp., units                                                                             875,000                  50,400
Clear Channel Communications, Inc.                                                              3,850,000                 124,856
Dana Corp.                                                                                      2,170,000                  34,438
Delphi Corp.                                                                                   11,550,000                  87,665
Dow Jones & Co., Inc.                                                                              96,800                   3,690
Federated Department Stores, Inc.                                                               1,000,000                  56,800
Gap, Inc.                                                                                       1,369,800                  30,149
General Motors Corp.                                                                            3,790,000                 139,510
Genuine Parts Co.                                                                               1,800,000                  76,194
Knight-Ridder, Inc.                                                                               500,000                  32,555
Leggett & Platt, Inc.                                                                           2,750,000                  78,375
Lowe's Companies, Inc.                                                                            810,000                  46,162
Magna International Inc., Class A                                                               1,780,000                 134,817
Mattel, Inc.                                                                                    3,000,000                  58,350
May Department Stores Co.                                                                       1,000,000                  33,900
Newell Rubbermaid Inc.                                                                            500,000                  10,760
NIKE, Inc., Class B                                                                               150,000                  12,994
Target Corp.                                                                                    1,700,000                  86,309
TJX Companies, Inc.                                                                             5,850,000                 146,484
VF Corp.                                                                                        1,150,000                  61,122
Walt Disney Co.                                                                                 1,200,000                  34,356
                                                                                                                        1,339,886

CONSUMER STAPLES -- 5.44%
Albertson's, Inc.                                                                               2,700,000                  61,776
Avon Products, Inc.                                                                             2,335,000                  98,584
Coca-Cola Co.                                                                                   3,050,000                 126,544
General Mills, Inc.                                                                             1,345,000                  71,272
H.J. Heinz Co.                                                                                  3,350,000                 126,663
Kimberly-Clark Corp.                                                                            1,110,000                  72,716
Kraft Foods Inc., Class A                                                                         700,000                  23,786
PepsiCo, Inc.                                                                                     650,000                  34,905
Procter & Gamble Co.                                                                              700,000                  37,261
Sara Lee Corp.                                                                                  1,300,000                  30,524
Walgreen Co.                                                                                    1,800,000                  76,698
Wal-Mart Stores, Inc.                                                                             850,000                  44,540
                                                                                                                          805,269

HEALTH CARE -- 9.00%
Abbott Laboratories                                                                             5,300,000                 238,606
Applera Corp. - Applied Biosystems Group                                                        1,176,700                  23,593
Becton, Dickinson and Co.                                                                         600,000                  33,990
Bristol-Myers Squibb Co.                                                                        7,507,200                 175,969
CIGNA Corp.                                                                                       250,000                  20,062
Eli Lilly and Co.                                                                               3,730,000                 202,315
Johnson & Johnson                                                                               1,750,000                 113,225
McKesson Corp.                                                                                  2,500,000                  86,225
Medtronic, Inc.                                                                                 1,150,000                  60,363
Merck & Co., Inc.                                                                               4,250,000                 119,212
Pfizer Inc                                                                                      3,708,100                  89,588
Schering-Plough Corp.                                                                           1,471,700                  27,315
Wyeth                                                                                           3,598,000                 142,589
                                                                                                                        1,333,052

FINANCIALS -- 17.57%
Allstate Corp.                                                                                  1,200,000            $     60,528
American Express Co.                                                                              750,000                  40,012
American International Group, Inc.                                                              2,329,000                 154,389
Aon Corp.                                                                                       2,250,000                  51,165
Bank of America Corp.                                                                           4,837,652                 224,322
Bank of New York Co., Inc.                                                                      2,650,000                  78,731
Citigroup Inc.                                                                                  4,715,441                 231,292
Fannie Mae                                                                                      4,110,000                 265,424
Freddie Mac                                                                                     2,900,000                 189,341
J.P. Morgan Chase & Co.                                                                         5,446,000                 203,299
Jefferson-Pilot Corp.                                                                           2,150,000                 107,285
Lincoln National Corp.                                                                          1,167,900                  53,887
Marsh & McLennan Companies, Inc.                                                                1,600,300                  52,010
National City Corp.                                                                               850,000                  30,218
Regions Financial Corp.                                                                         2,250,000                  72,000
St. Paul Travelers Companies, Inc.                                                              4,950,000                 185,823
SunTrust Banks, Inc.                                                                            1,475,000                 106,230
U.S. Bancorp                                                                                    2,650,000                  79,633
UnumProvident Corp.                                                                             8,150,000                 139,936
Wachovia Corp.                                                                                    813,600                  44,626
Washington Mutual, Inc.                                                                         3,200,000                 129,120
Wells Fargo & Co.                                                                               1,668,750                 102,294
                                                                                                                        2,601,565

INFORMATION TECHNOLOGY -- 6.88%
Automatic Data Processing, Inc.                                                                 2,400,000                 104,352
Electronic Data Systems Corp.                                                                   2,500,000                  53,550
First Data Corp.                                                                                1,000,000                  40,740
Hewlett-Packard Co.                                                                            11,100,000                 217,449
Intel Corp.                                                                                     1,800,000                  40,410
International Business Machines Corp.                                                           2,935,000                 274,188
Linear Technology Corp.                                                                         1,050,000                  39,627
Microchip Technology Inc.                                                                       3,500,000                  91,175
Microsoft Corp.                                                                                 2,900,000                  76,212
Texas Instruments Inc.                                                                          3,500,000                  81,235
                                                                                                                        1,018,938

TELECOMMUNICATION SERVICES -- 5.68%
ALLTEL Corp.                                                                                    1,000,000                  55,040
AT&T Corp.                                                                                      7,434,600                 142,670
BellSouth Corp.                                                                                 8,900,000                 233,536
SBC Communications Inc.                                                                         6,000,000                 142,560
Sprint Corp. - FON Group                                                                        7,707,000                 183,658
Verizon Communications Inc.                                                                     2,350,000                  83,636
                                                                                                                          841,100

UTILITIES -- 5.67%
Ameren Corp.                                                                                      300,000                  15,036
American Electric Power Co., Inc.                                                               3,700,000                 130,425
Dominion Resources, Inc.                                                                          850,000                  58,973
Duke Energy Corp.                                                                               4,800,000                 128,592
Exelon Corp.                                                                                    2,348,400                 103,917
FirstEnergy Corp.                                                                               1,620,000                  64,411
Progress Energy, Inc.                                                                             950,000                  42,037
Public Service Enterprise Group Inc.                                                              800,000                  42,200
Questar Corp.                                                                                   1,500,000                  76,200
Southern Co.                                                                                    2,700,000                  91,179
Xcel Energy Inc.                                                                                4,745,000                  86,312
                                                                                                                          839,282

MISCELLANEOUS -- 2.65%
Other common stocks in initial period of acquisition                                                                      392,112


Total common stocks (cost: $10,067,265,000)                                                                            12,455,334



                                                                                                Shares or
Convertible securities -- 1.08%                                                          principal amount


INDUSTRIALS -- 0.11%
Tyco International Group SA, Series B, 3.125% convertible debentures 2023                     $10,000,000                  16,963


HEALTH CARE -- 0.09%
Baxter International Inc. 7.00% convertible preferred 2006                                         250,000 units           13,650


FINANCIALS -- 0.38%
Chubb Corp. 7.00% convertible preferred 2005                                                       400,000 units           11,240
Chubb Corp. 7.00% convertible preferred 2006                                                       350,000 units           10,017
XL Capital Ltd. 6.50% ACES convertible preferred 2007                                            1,450,000 units           35,525
                                                                                                                           56,782

UTILITIES -- 0.24%
Ameren Corp. 9.75% ACES convertible preferred 2005                                                1,200,000 units          34,872


MISCELLANEOUS -- 0.26%
Other convertible securities in initial period of acquisition                                                              37,806


Total convertible securities (cost: $155,794,000)                                                                         160,073



                                                                                         Principal amount
Bonds & notes -- 1.41%                                                                              (000)


UTILITIES -- 0.07%
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007                                        $9,960                  10,273



MORTGAGE-BACKED OBLIGATIONS -- 0.06%
Fannie Mae 6.00% 20171                                                                              8,311                   8,706


GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS -- 1.28%
Fannie Mae 6.00% 2005                                                                             160,000                 163,910
Fannie Mae 5.00% 2007                                                                              25,000                  25,724
                                                                                                                          189,634


Total bonds & notes (cost: $205,298,000)                                                                                  208,613


Short-term securities -- 13.39%


Abbott Laboratories Inc. 2.23%-2.37% due 2/8-2/28/2005(2)                                          90,400                  90,268
Bank of America Corp. 2.37%-2.59% due 2/28-4/8/2005                                                89,800                  89,485
Bank of New York Co., Inc. 2.24% due 2/1/2005                                                      25,000                  24,998
BellSouth Corp. 2.27% due 2/3/2005(2)                                                              25,000                  24,995
CAFCO, LLC 2.36%-2.53% due 2/16-3/17/2005(2)                                                       74,600                  74,416
Citicorp 2.35% due 3/4/2005                                                                        38,900                  38,819
Caterpillar Financial Services Corp. 2.34%-2.38% due 2/17-3/8/2005                                 50,000                  49,912
Clipper Receivables Co., LLC 2.50%-2.51% due 3/10-3/11/2005(2)                                     29,200                  29,121
Coca-Cola Co. 2.24%-2.25% due 2/1-2/7/2005                                                         40,800                  40,790
Colgate-Palmolive Co. 2.40% due 2/23/2005(2)                                                       26,700                  26,659
DuPont (E.I.) de Nemours & Co. 2.27%-2.36% due 2/23-3/9/2005                                      150,000                 149,727
Eli Lilly and Co. 2.29% due 2/17/2005(2)                                                           41,600                  41,555
Fannie Mae 2.42% due 3/22/2005                                                                     40,000                  39,878
FCAR Owner Trust I 2.58% due 4/5/2005                                                              50,000                  49,775
Federal Farm Credit Banks 2.10%-2.28% due 2/4-3/8/2005                                             47,200                  47,127
Federal Home Loan Bank 2.21%-2.35% due 2/4-3/4/2005                                                93,900                  93,812
Freddie Mac 2.22%-2.42% due 2/1-3/24/2005                                                         112,300                 112,096
Gannett Co. 2.30%-2.40% due 2/23-2/24/2005(2)                                                      45,500                  45,430
General Electric Capital Corp. 2.40% due 3/14/2005                                                 42,300                  42,180
General Electric Capital Services, Inc. 2.49% due 3/16/2005                                        22,000                  21,933
Harley-Davidson Funding Corp. 2.23% due 2/8/2005(2)                                                15,000                  14,992
Hershey Foods Corp. 2.26% due 2/2/2005(2)                                                           6,400                   6,399
Hewlett-Packard Co. 2.65% due 4/26/2005(2)                                                         50,000                  49,691
International Business Machines Corp. 2.31% due 3/8/2005                                           16,500                  16,462
Kimberly-Clark Worldwide Inc. 2.32% due 2/22/2005(2)                                               16,800                  16,776
PepsiCo Inc. 2.34% due 2/18/2005(2)                                                                30,000                  29,965
Pfizer Inc 2.23%-2.35% due 2/1-2/22/2005(2)                                                        78,700                  78,634
Preferred Receivables Funding Corp. 2.60% due 4/21/2005(2)                                         29,720                  29,544
Procter & Gamble Co. 2.14%-2.44% due 2/4-3/1/2005(2)                                               99,500                  99,357
SBC Communications Inc. 2.29%-2.48% due 2/7-3/9/2005(2)                                           128,955                 128,760
Triple-A One Funding Corp. 2.46% due 2/24/2005(2)                                                  24,400                  24,360
U.S. Treasury Bills 2.265%-2.313% due 4/14-4/21/2005                                              100,000                  99,502
United Parcel Service Inc. 2.27% due 2/3/2005                                                      25,000                  24,995
Variable Funding Capital Corp. 2.42%-2.49% due 2/28-3/16/2005(2)                                   94,800                  94,564
Wal-Mart Stores Inc. 2.41%-2.42% due 3/8-3/22/2005(2)                                              28,100                  28,025
Wells Fargo & Co. 2.28%-2.52% due 3/2-3/23/2005                                                   107,000                 106,945


Total short-term securities (cost: $1,981,956,000)                                                                      1,981,947

Total investment securities (cost: $12,410,673,000)                                                                    14,805,967
Other assets less liabilities                                                                                                 713

Net assets                                                                                                            $14,806,680


"Miscellaneous" securities include holdings in their initial periods of acquisition that have not previously been publicly disclosed.

(1) Pass-through security backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
(2) Restricted securities that can be resold only to institutional investors. In practice, these securities are typically as liquid as unrestricted securities in the portfolio. The total value of all restricted securities was $933,511,000, which represented 6.30% of the net assets of the fund.



Federal income tax information                           (dollars in thousands)

Gross unrealized appreciation on investment securities                                                       $  2,649,005
Gross unrealized depreciation on investment securities                                                           (260,461)
Net unrealized appreciation on investment securities                                                            2,388,544
Cost of investment securities for federal income tax purposes                                                  12,417,423




ITEM 2 - Controls and Procedures

The Registrant's Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3 - Exhibits

The certifications required by Rule 301-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN MUTUAL FUND, INC.

By

/s/ James K. Dunton
-------------------------------------------------------
James K. Dunton, Chairman and PEO

Date: March 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By

/s/ James K. Dunton
-----------------------------------------------------
James K. Dunton, Chairman and PEO

Date: March 31, 2005



By

/s/ Jeffrey P. Regal
-----------------------------------------------------
Jeffrey P. Regal, Treasurer and PFO

Date: March 31, 2005